Fair Value (table)	12 Months Ended
Mar. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value, by Balance Sheet Grouping [Table Text Block]
9. Fair Value of Financial Instruments

The carrying amount and estimated fair values of the Company's debt are summarized as follows:

	2017		2016
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
	(In thousands)
Long-term debt, including
current portion	$332,633	$332,926	$315,539	$315,478

Capital leases, including
current portion	$39,033	$37,505	$5,231	$5,076